Acquisition of Gateway Severance Costs Applicable to Gateway (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Restructuring Applicable to Gateway [Abstract]
Restructuring Reserve	$ 0
Severance Costs	337,000
Restructuring Reserve, Settled with Cash	(211,000)
Restructuring Reserve	$ 126,000